Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Tax Expense (Benefits)
Loss before income tax expenses (benefits) for the years ended December 31, 2023, 2024 and 2025 was as follows:

	For the Year Ended December 31,
	2023	2024	2025
PRC	(11,024,653)	(6,038,105)	(1,499,539)
Other jurisdictions	630,948	207,130	342,736

Loss before income tax expenses (benefits)	(10,393,705)	(5,830,975)	(1,156,803)

Summary of Composition of Income Tax Expenses
Composition of income tax expenses (benefit) for the years presented are as follows:

	For the Year Ended December 31,
	2023	2024	2025
Current income tax expenses
PRC	4,044	456	13,372
Other jurisdictions	13,970	21,841	19,996

Total current	18,014	22,297	33,368

Deferred income tax expenses (benefit)
PRC	18,151	(91,432)	(19,783)
Other jurisdictions	645	(645)	—

Total deferred	18,796	(92,077)	(19,783)

Income tax expenses (benefit)	36,810	(69,780)	13,585

Summary of Reconciliations of the Income Tax Expenses
Upon adoption of ASU
2023-09,
Improvements to Income Tax Disclosures, as described in Note 2(z), Summary of Significant Accounting Policies, the reconciliation of taxes at the statutory rate to our income taxes for the year ended December 31, 2025 was as follows:

	For the Year Ended December 31, 2025

Income tax credit computed at the PRC statutory income tax rate of 25% (i)	(289,201)	25.0%
Other jurisdictions taxes effect
Cayman
Statutory tax rate difference between Cayman and Chinese Mainland	(322,695)	27.9%
British Virgin Islands (“BVI”)
Statutory tax rate difference between BVI and Chinese Mainland	(77,859)	6.7%
Hong Kong
Statutory tax rate difference between Hong Kong and Chinese Mainland	80,115	-6.9%
Nontaxable or nondeductible items
Unrealized Foreign Exchange Gain or Loss	137,107	-11.9%
Others	490	0.0%
Changes in valuation allowances	17,921	-1.5%
Netherlands
Changes in valuation allowances	61,360	-5.3%
Others	(7,268)	0.6%
Others	45,142	-3.9%
Changes in valuation allowances	1,605,178	-138.8%
Nontaxable or nondeductible items
Share-based compensation expenses	90,216	-7.8%
Effect of additional deduction for qualified R&D expenses	(854,918)	73.9%
Effect of preferential tax rates	(469,989)	40.6%
Other	(2,014)	0.2%

Income tax expenses	13,585	-1.2%

(i)	The PRC statutory income tax rate is used because the majority of the Group’s operations are based in the PRC.

Reconciliations of the income tax expenses computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expenses of the years ended December 31, 2023 and 2024 in accordance with the guidance prior to the adoption of ASU
2023-09
presented are as follows:

	For the Year Ended December 31,
	2023	2024
Loss before income tax expenses (benefit) and share of results of equity method investees	(10,393,705)	(5,830,975)
Income tax credit computed at the PRC statutory income tax rate of 25% (i)	(2,598,426)	(1,457,744)
Effect of preferential tax rate (ii)	29,362	29,108
Tax-free income	(33,657)	(9,110)
Effect of change in tax rate	(79,401)	1,054,824
Effect of different tax rate of different jurisdictions	114,036	(127,510)
Effect of additional deduction for qualified R&D expenses	(1,184,717)	(815,144)
Non-deductible expenses	(230,127)	512,324
Other adjustments (iii)	(494,696)	150,721
Changes in valuation allowance	4,514,436	592,751

Income tax expenses (benefit)	36,810	(69,780)

(i)	The PRC statutory income tax rate is used because the majority of the Group’s operations are based in the PRC.

(ii)	The effect of preferential tax rate resulted in a deduction of the income tax credit computed at the PRC statutory income tax rate of 25%.

(iii)	Income tax credit amounting to RMB536,974 result from acquisition of subsidiaries was included in other adjustments for the years ended December 31, 2023.

Schedule of Cash Paid for Income Taxes Net of Refund
Upon adoption of ASU
2023-09,
Improvements to Income Tax Disclosures, as described in Note 2(z), Summary of Significant Accounting Policies, cash paid for income taxes, net of refunds, during the year ended December 31, 2025 was as follows:

For the Year Ended December 31, 2025
PRC	3,012
Other jurisdictions
Denmark	5,777
United States	5,030
Norway	1,505
Others	1,935

Cash paid for income taxes, net of refunds	17,259

Summary of Components of Deferred Tax Assets

	As of December 31,
	2024	2025
Deferred tax assets :
Net operating loss carry-forwards	9,759,109	11,871,230
Government grants	33,719	37,151
Impairment of long-lived assets	43,592	38,462
Inventory reserve	81,922	113,168
Accruals and others	1,474,063	1,402,617
Leases	462,825	908,345
Valuation allowance	(10,870,573)	(12,879,997)

Total deferred tax assets, net of valuation allowance	984,657	1,490,976

	As of December 31,
	2024	2025
Deferred tax liabilities :
Leases	(462,906)	(930,717)
Acquired intangible assets	(833,393)	(715,368)
Others	(298)	(137,049)

Total deferred tax liabilities	(1,296,597)	(1,783,134)

Deferred tax assets, net	29,992	38,195
Deferred tax liabilities, net	(341,932)	(330,353)

Summary of Movement in Valuation Allowance
Movement of valuation allowance is as follow:

	For the Year Ended December 31,
	2023	2024	2025
Valuation allowance
Balance at beginning of the year	5,763,386	10,277,822	10,870,573
Additions	3,990,147	1,798,296	2,105,516
Acquisition of subsidiaries	536,974	—	—
Loss expired	(92,086)	(150,721)	(224,457)
Effect of change in tax rate	79,401	(1,054,824)	128,365

Balance at end of the year	10,277,822	10,870,573	12,879,997

Summary of Tax Loss Carryforwards
The Group has tax losses arising in Chinese Mainland of RMB51,061,235 that will expire in one to ten years for deduction against future taxable profits.

Loss expiring in 2026	2,167,601
Loss expiring in 2027	4,800,204
Loss expiring in 2028	9,633,770
Loss expiring in 2029	9,572,753
Loss expiring in 2030	9,573,305
Loss expiring in 2031	2,276,506
Loss expiring in 2032	3,974,361
Loss expiring in 2033	6,438,268
Loss expiring in 2034	1,985,264
Loss expiring in 2035	639,203

Total	51,061,235

Hong Kong	908,234
Others	945,653

Total	1,853,887